Schedule I (Form 5500)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule I (Form 5500)

Schedule I (Form 5500) 2025	Page 2-

Part II	Compliance Questions

4 During the plan year:		Yes	No	Amount

a
 Was there a failure to transmit to the plan any participant contributions within the time period described in 29 CFR
2510.3-102?
Continue to answer “Yes” for any prior year failures until fully corrected. (See instructions and DOL’s Voluntary Fiduciary Correction Program.)
	4a		X

b
   Were any loans by the plan or fixed income obligations due the plan in default as of the close of plan year or classified during the year as uncollectible? Disregard participant loans secured by the participant’s account balance.
	4b		X

c Were any leases to which the plan was a party in default or classified during the year as uncollectible?	4c		X

d Were there any nonexempt transactions with any party-in-interest? (Do not include transactions reported on line 4a.)	4d		X

e Was the plan covered by a fidelity bond?	4e	X		3,000,000

f Did the plan have a loss, whether or not reimbursed by the plan’s fidelity bond, that was caused by fraud or dishonesty?	4f		X

g Did the plan hold any assets whose current value was neither readily determinable on an established market nor set by an independent third party appraiser?	4g		X

h Did the plan receive any noncash contributions whose value was neither readily determinable on an established market nor set by an independent third party appraiser?	4h		X

i Did the plan at any time hold 20% or more of its assets in any single security, debt, mortgage, parcel of real estate, or partnership/joint venture interest?	4i	X		1,700,543

j Were all the plan assets either distributed to participants or beneficiaries, transferred to another plan, or brought under the control of the PBGC?	4j		X

k
   Are you claiming a waiver of the annual examination and report of an independent qualified public accountant (IQPA) under 29 CFR
2520.104-46?
If “No,” attach an IQPA’s report or
2520.104-50
statement. (See instructions on waiver eligibility and conditions.)
	4k	X

I Has the plan failed to provide any benefit when due under the plan?	4l		X

m If this is an individual account plan, was there a blackout period? (See instructions and 29 CFR 2520.101-3.)	4m		X

n If 4m was answered “Yes,” check the “Yes” box if you either provided the required notice or one of the exceptions to providing the notice applied under 29 CFR 2520.101-3	4n

5a	Has a resolution to terminate the plan been adopted during the plan year or any prior plan year? ☐ Yes ☒ No
If ‘‘Yes,” enter the amount of any plan assets that reverted to the employer this year .

5b	If, during this plan year, any assets or liabilities were transferred from this plan to another plan(s), identify the plan(s) to which assets or liabilities were transferred. (See instructions.)

5b(1) Name of plan(s)	5b(2) EIN(s)	5b(3) PN(s)

5c	Was the plan a defined benefit plan covered under the PBGC insurance program at any time during this plan year? (See ERISA section 4021 and instructions.) ☐ Yes ☐ No ☐ Not determined
If “Yes” is checked, enter the My PAA confirmation number from the PBGC premium fi ling for this plan year .